Retirement Benefits - Target and Weighted Average Actual Allocations and Benefit Pension Plans (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Target allocations and the weighted average actual allocations of plan assets
Weighted average actual allocation (as a percent)	100.00%	100.00%
Debt securities
Target allocations and the weighted average actual allocations of plan assets
Weighted average actual allocation (as a percent)	68.00%	68.00%
Equity securities
Target allocations and the weighted average actual allocations of plan assets
Weighted average actual allocation (as a percent)	25.00%	26.00%
Other
Target allocations and the weighted average actual allocations of plan assets
Weighted average actual allocation (as a percent)	7.00%	6.00%
Minimum | Debt securities
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	65.00%
Minimum | Equity securities
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	20.00%
Minimum | Other
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	0.00%
Maximum | Debt securities
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	75.00%
Maximum | Equity securities
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	30.00%
Maximum | Other
Target allocations and the weighted average actual allocations of plan assets
Target allocation (as a percent)	10.00%
Defined Benefit Pension Plans | Non-U.S. | Direct investment in company common stock or debt securities
Target allocations and the weighted average actual allocations of plan assets
Weighted average actual allocation (as a percent)	0.00%
Defined Benefit Pension Plans | Maximum | Common or collective trusts
Target allocations and the weighted average actual allocations of plan assets
Redemption notice period to redeem investments	30 days